Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000135035 | Teva Pharmaceutical Industries, Ltd.ADR_881624209
Holdings [Line Items]
Percent of Total Investments	4.30%
C000135035 | Southwest Airlines Co.None_844741108
Holdings [Line Items]
Percent of Total Investments	3.70%
C000135035 | Bank of America Corp.None_060505104
Holdings [Line Items]
Percent of Total Investments	3.50%
C000135035 | American Airlines Group, Inc.None_02376R102
Holdings [Line Items]
Percent of Total Investments	3.10%
C000135035 | Smurfit Westrock PLCNone_G8267P108
Holdings [Line Items]
Percent of Total Investments	3.00%
C000135035 | QUALCOMM, Inc.None_747525103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000135035 | Elevance Health, Inc.None_036752103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000135035 | The Walt Disney Co.None_254687106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000135035 | Owens CorningNone_690742101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000135035 | Vistra Corp.None_92840M102
Holdings [Line Items]
Percent of Total Investments	2.70%
C000135035 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000135035 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135035 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135035 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135035 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000135035 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000135035 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000135035 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000135035 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000135035 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000135035 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000135035 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135035 | Common Stock
Holdings [Line Items]
Percent of Total Investments	97.40%
C000135035 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012417 | Teva Pharmaceutical Industries, Ltd.ADR_881624209
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012417 | Southwest Airlines Co.None_844741108
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012417 | Bank of America Corp.None_060505104
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012417 | American Airlines Group, Inc.None_02376R102
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012417 | Smurfit Westrock PLCNone_G8267P108
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012417 | QUALCOMM, Inc.None_747525103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012417 | Elevance Health, Inc.None_036752103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012417 | The Walt Disney Co.None_254687106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012417 | Owens CorningNone_690742101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012417 | Vistra Corp.None_92840M102
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012417 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000012417 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012417 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012417 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000012417 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000012417 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000012417 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000012417 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000012417 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000012417 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000012417 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000012417 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012417 | Common Stock
Holdings [Line Items]
Percent of Total Investments	97.40%
C000012417 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	2.60%